Income Taxes - Additional Information (Detail)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Income Tax Disclosure [Line Items]
Statutory rate	35.00%	35.00%	35.00%	35.00%